Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 42,707	$ (16,165)	$ (125,874)	$ (39,650)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	314	141	995	579
Amortization of right-of-use assets	134	0	520	0
Stock-based compensation expense	5,238	1,555	10,711	666
Changes in fair value of convertible preferred stock warrants and common stock warrants	(67,800)	4,781	56,141	13,789
Issuance of convertible preferred stock warrants (non-cash)			0	1,476
Change in fair value of convertible promissory notes			0	2,422
Loss (gain) on early debt extinguishment			60	(1,628)
Interest expense (non-cash)			0	107
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(51)	1,039	(2,497)	(577)
Deferred contract costs	8	(816)	(967)	(2,482)
Accounts payable	(959)	1,172	1,523	1,826
Accrued expenses and compensation	555	1,260	5,193	2,617
Deferred revenue			2,370	185
Deferred rent			0	681
Other liabilities	165	(1,577)	519	(61)
Net cash used in operating activities	(19,689)	(8,610)	(51,306)	(20,050)
Cash flows from investing activities:
Purchase of property and equipment	(10,451)	(7,141)	(43,584)	(26,953)
Net cash used in investing activities	(10,451)	(7,141)	(43,584)	(26,953)
Cash flows from financing activities:
Proceeds from Business Combination and PIPE financing			405,155	0
Payments of transaction costs related to Business Combination and PIPE financing	0	(332)	(31,410)	0
Proceeds from issuance of convertible preferred stock, net			0	63,932
Proceeds from exercise of common stock warrants, net	52,828	0	77,170	0
Proceeds from secured promissory notes, converted promissory notes and paycheck protection program loan			15,000	0
Proceeds from paycheck protection program loan			0	1,628
Repayment of secured promissory note			(15,000)	0
Payment of debt issuance costs			(90)	0
Proceeds from exercise of convertible preferred stock warrants	0	102	102	0
Proceeds from the exercise of stock options	200	159	190	360
Repurchase of unvested restricted common stock	(3)	(5)	(27)	0
Net cash provided by (used in) financing activities	53,025	(76)	451,090	65,920
Change in cash, cash equivalents, and restricted cash	22,885	(15,827)	356,200	18,917
Cash and cash equivalents and restricted cash, beginning of period	385,418	29,218	29,218	10,301
Cash and cash equivalents, and restricted cash, end of period	408,303	13,391	385,418	29,218
Supplemental cash flow data (Non-cash):
Net liabilities assumed from Business Combination			73,400	0
Purchase of property and equipment included in liabilities	1,510	1,690
Accrued purchase of transaction costs			5,488	3,181
Conversion of promissory notes to convertible preferred stock			0	8,073
Settlement of accrued interest expense through conversion of promissory notes to convertible preferred stock			0	130
Issuance of convertible preferred stock warrants			0	1,476
Gain on extinguishment of the paycheck protection program loan			$ 0	$ 1,628
Accrued transaction costs	$ 0	$ 3,579